Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (4,663)	$ (7,831)	$ (8,669)
Items not affecting cash
Depreciation	31	43	66
Stock-based compensation	489	197	251
Loss from equity investee	237	119	108
Interest expense	279	279	265
Deferred income tax expense (recovery)	(553)	160	(3,933)
Gain on sale of mineral property interests			(28)
Impairment of mineral property interests			552
Gain on release of reclamation deposits	(24)
Unrealized foreign exchange losses (gains)	324	(2,988)	(1,966)
Other	3	12	38
	(3,877)	(10,009)	(13,316)
Changes in non-cash operating working capital
Decrease (increase) in receivables and prepaids	113	455	(121)
Decrease (increase) in other assets	7	(2)	35
(Decrease) increase in accounts payable and accruals	(949)	(265)	785
Deposit on metal credit delivering obligation	(5,500)
	(10,206)	(9,821)	(12,617)
Cash flows from financing activities
Proceeds from issuance of capital stock	53	41
Subscriptions received in advance	559
	612	41
Cash flows from investing activities
Mineral property interests		(500)	(100)
Reclamation deposits	24	(4)	17
Purchase of equipment	(6)	(12)	(13)
Proceeds from sale of equipment	16
Proceeds from sale of mineral property interests			28
	34	(516)	(68)
Decrease in cash and cash equivalents	(9,560)	(10,296)	(12,685)
Cash and cash equivalents - beginning of year	22,786	33,517	46,701
Effect of exchange rate changes on cash	165	(435)	(499)
Cash and cash equivalents - end of year	$ 13,391	$ 22,786	$ 33,517